Segment, Geographic and Other Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [line items]
Information about major customers	There is no single customer which accounts for 10% or more of the Company’s revenue for the years ended December 31, 2021, 2022 and 2023.